FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  December 31, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Stephen Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 891-2100
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               2/14/07
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-4341
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:         1*
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Form 13F Information Table Entry Total:   19
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Form 13F Information Table Value Total:   $ 1,653,511 (thousands)
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List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   1*
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          Form 13F File Number:  28-4341
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          Name:    J. Ezra Merkin
--------------------------------------------------------------------------------




*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                               STEPHEN A. FEINBERG
                                    FORM 13F
                                December 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                     Column 2         Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value     Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AERCAP HOLDINGS NV              SHS              N00985106    $1,081,195  46,643,436  SH       SOLE      N/A     46,643,436
ARMSTRONG WORLD INDS INC NEW    COM              04247X102    $   17,960     423,681  SH       SOLE      N/A        423,681
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW          49164205     $   22,250     500,001  SH       SOLE      N/A        500,001
BIOSPHERE MEDICAL INC           COM              09066V103    $   10,303   1,559,268  SH       SOLE      N/A      1,559,268
BLUELINX HLDS INC               COM              09624H109    $  184,475  18,100,000  SH       SOLE      N/A     18,100,000
CONSECO INC                     COM NEW          208464883    $   41,817   2,092,953  SH       SOLE      N/A      2,092,953
CONSECO INC                     *WEXP09/10/200   208464123    $       78     108,891  SH       SOLE      N/A        108,891
GRAPHIC PACKAGING CORP DEL      COM              388688103    $    3,446     795,850  SH       SOLE      N/A        795,850
HEALTHAXIS INC                  COM NEW          42219D308    $       16      11,750  SH       SOLE      N/A         11,750
HEALTHSOUTH CORP                COM NEW          421924309    $    4,530     200,000  SH       SOLE      N/A        200,000
HEINZ H J CO                    COM              423074103    $   19,264     428,000  SH       SOLE      N/A        428,000
K & F INDS HLDGS INC            COM              482241106    $    7,975     275,659  SH       SOLE      N/A        275,659
MUELLER WTR PRODS INC           SERB             624758207    $   49,243   3,304,882  SH       SOLE      N/A      3,304,882
NAVISTAR INTL CORP NEW          COM              63934E108    $   12,094     361,773  SH       SOLE      N/A        361,773
OWENS CORNING NEW               COM              690742101    $   11,634     389,107  SH       SOLE      N/A        389,107
SEPRACOR INC                    COM              817315104    $  123,160   2,000,000  SH       SOLE      N/A      2,000,000
SPEEDUS CORP                    COM              847723103    $       26      21,548  SH       SOLE      N/A         21,548
SUN HEALTHCARE GROUP INC        COM NEW          866933401    $    9,945     787,401  SH       SOLE      N/A        787,401
WALTER INDS INC                 COM              93317Q105    $   54,100   2,000,000  SH       SOLE      N/A      2,000,000